STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,052,906)	$ (1,117,534)	$ (8,473,040)	$ (9,804,631)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	2,860	4,435	15,809	17,059
Amortization of debt discount	0	388,285	593,770	2,441,220
Equity based compensation	1,634,714	343,837	5,743,425	3,305,063
Fair value of warrants issued in connection with Series C preferred stock modifications	0	0	0	1,074,833
Fair value of warrants issued for services	0	0	0	837,243
Changes in operating assets and liabilities:
Prepaid expenses	8,744	(3,924)	8,715	20,000
Accounts payable	(233,155)	(119,856)	(110,844)	349,809
Stock based payable	419,761	0	226,305	0
Deferred rent payable	0	(1,006)	(1,212)	(3,055)
Net cash used in operating activities	(1,219,982)	(505,763)	(1,997,072)	(1,762,459)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,684)	0	(3,963)	(11,716)
Net cash used in investing activity	(2,684)	0	(3,963)	(11,716)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from the sale of Series C preferred stock and warrants	0	0	0	1,768,410
Proceeds from sale of common stock	3,042,213	229,222	1,969,410	299,974
Payments of related party notes	0	0	0	(30,000)
Net repayments of related party advances	0	(20,281)	(30,781)	13,741
Net cash provided by financing activities	3,042,213	208,941	1,938,629	2,052,125
Net (decrease) increase in cash and cash equivalents	1,819,547	(296,822)	(62,406)	277,950
Cash and cash equivalents, beginning of the period	239,781	302,187	302,187	24,237
Cash and cash equivalents, end of the period	2,059,328	5,365	239,781	302,187
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	1,115	1,098	0	0
Cash paid during the period for income taxes	0	0	0	0
Non cash investing and financing activities:
Convertible bridge notes payable exchanged for preferred shares	0	0	0	600,000
Related party donated capital	0	0	87,500	0
Fair Value of Derivative And Warrant Liability [Member]
Non cash investing and financing activities:
Reclassify fair value of derivative and warrant liability from equity	5,440,034	0	0	0
Series A Preferred Stock [Member]
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	0	0	1,063,331	0
Series B Preferred Stock [Member]
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	0	0	997,526	0
Series C Preferred Stock [Member]
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	317,500	0	88,900	0
Stock Issued for Services [Member]
Non cash investing and financing activities:
Common stock issued	0	0	85,000	0
Stock Issued for Settlement of Accounts Payable [Member]
Non cash investing and financing activities:
Common stock issued	0	0	65,000	0
Stock Issued for Settlement of Related Party Note and Advances Payable [Member]
Non cash investing and financing activities:
Common stock issued	0	0	0	228,508
Stock issued for Settlement of Accrued Interest [Member]
Non cash investing and financing activities:
Common stock issued	$ 0	$ 0	$ 0	$ 18,677